SCHEDULE OF REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,380,382	$ 1,675,894	$ 5,355,380	$ 5,233,483	$ 7,105,530	$ 8,171,635
Sales – Online Ordering [Member]
Disaggregation of Revenue [Line Items]
Total revenue	10,212	4,931	17,591	29,360	34,808	512,124
Sales – Online Ordering [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	10,212	4,931	17,591	29,360	34,808	512,124
Sales – Digital Marketing [Member]
Disaggregation of Revenue [Line Items]
Total revenue	801,422	1,461,480	4,049,548	4,542,073	6,173,970	5,966,611
Sales – Digital Marketing [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	589,212	812,043	2,765,068	2,681,523	3,506,052	3,936,733
Sales – Digital Marketing [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	212,210	649,437	1,284,480	1,860,550	2,667,918	2,029,878
Sales – Online Ticketing and Reservation [Member]
Disaggregation of Revenue [Line Items]
Total revenue	568,673	208,873	1,287,769	650,480	885,017	1,606,800
Sales – Online Ticketing and Reservation [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	568,673	208,873	1,287,769	650,480	885,017	1,606,800
Sales – Data [Member]
Disaggregation of Revenue [Line Items]
Total revenue	75	106	472	4,849	4,898	24,018
Sales – Data [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	75	106	472	4,849	4,898	24,018
Software Subscription Sales [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue		$ 504		$ 6,721	$ 6,837	$ 62,082